Financial Instruments (Tables)	12 Months Ended
Oct. 31, 2015
Financial Instruments
Schedule of cash equivalents and available-for-sale investments

	As of October 31, 2015				As of October 31, 2014
	Cost	Gross Unrealized Gain	Gross Unrealized Loss	Fair Value	Cost	Gross Unrealized Gain	Gross Unrealized Loss	Fair Value
	In millions
Cash Equivalents:
Time deposits	$1,111	$—	$—	$1,111	$1,735	$—	$—	$1,735
Money market funds	4,303	—	—	4,303	9,166	—	—	9,166

Total cash equivalents	5,414	—	—	$5,414	10,901	—	—	10,901

Available-for-Sale Investments:
Debt securities:

Foreign bonds	32	10	—	42	95	29	—	124
Other debt securities	2	—	—	2	51	—	(14)	37

Total debt securities	34	10	—	44	146	29	(14)	161

Equity securities:

Equity securities in public companies	1	4	—	5	3	4	—	7

Total equity securities	1	4	—	5	3	4	—	7

Total available-for-sale investments	35	14	—	49	149	33	(14)	168

Total cash equivalents and available-for-sale investments	$5,449	$14	$—	$5,463	$11,050	$33	$(14)	$11,069

Schedule of contractual maturities of investments in available-for-sale debt securities
	As of October 31, 2015
	Amortized Cost	Fair Value
	In millions
Due in one year	$—	$—
Due in one to five years	2	2
Due in more than five years	32	42

	$34	$44

Schedule of gross notional and fair value of derivative financial instruments in the Consolidated Balance Sheets

	As of October 31, 2015					As of October 31, 2014
	Outstanding Gross Notional	Other Current Assets	Other Non-Current Assets	Other Accrued Liabilities	Other Non-Current Liabilities	Outstanding Gross Notional	Other Current Assets	Other Non-Current Assets	Other Accrued Liabilities	Other Non-Current Liabilities
	In millions
Derivatives designated as hedging instruments
Fair value hedges:
Interest rate contracts	$3,175	$1	$37	$—	$—	$10,800	$3	$102	$—	$55
Cash flow hedges:
Foreign currency contracts	10,859	171	10	165	79	12,758	344	8	106	88

Total derivatives designated as hedging instruments	14,034	172	47	165	79	23,558	347	110	106	143

Derivatives not designated as hedging instruments
Foreign currency contracts	8,955	33	1	37	23	20,405	74	—	74	7
Other derivatives	173	5	—	—	—	241	4	—	—	—

Total derivatives not designated as hedging instruments	9,128	38	1	37	23	20,646	78	—	74	7

Total derivatives	$23,162	$210	$48	$202	$102	$44,204	$425	$110	$180	$150

Schedule of information related to the potential effect of entity's master netting agreements and collateral security agreements

	In the Consolidated Balance Sheets
	(i)	(ii)	(iii) = (i)–(ii)	(iv)	(v)		(vi) = (iii)–(iv)–(v)
	Gross	Gross		Gross Amounts Not Offset
	Amount Recognized	Amount Offset	Net Amount Presented	Derivatives	Financial Collateral		Net Amount
	In millions
As of October 31, 2015
Derivative assets	$258	$—	$258	$162	$9	(1)	$87
Derivative liabilities	$304	$—	$304	$162	$—		$142

As of October 31, 2014
Derivative assets	$535	$—	$535	$263	$407	(1)	$(135)
Derivative liabilities	$330	$—	$330	$263	$29	(2)	$38

(1)

Represents the cash collateral posted by counterparties as of the respective reporting date for HP’s asset position, net of derivative amounts that could be offset, as of, generally, two business days prior to the respective reporting date.

(2)

Represents the collateral posted by HP through re-use of counterparty cash collateral as of the respective reporting date for HP’s liability position, net of derivative amounts that could be offset, as of, generally, two business days prior to the respective reporting date.

Schedule of pre-tax effect of derivative instruments and related hedged items in a fair value hedging relationship

	(Loss) Gain Recognized in Income on Derivative Instruments and Related Hedged Items
Derivative Instrument	Location	2015	2014	2013	Hedged Item	Location	2015	2014	2013
		In millions					In millions
Interest rate contracts	Interest and other, net	$(12)	$1	$(242)	Fixed-rate debt	Interest and other, net	$12	$(1)	$242

Schedule of pre-tax effect of derivative instruments in cash flow and net investment hedging relationships

	Gain (Loss) Recognized in OCI on Derivatives (Effective Portion)			Gain (Loss) Reclassified from Accumulated OCI Into Earnings (Effective Portion)
	2015	2014	2013	Location	2015	2014	2013
	In millions				In millions
Cash flow hedges:
Foreign currency contracts	$610	$226	$(279)	Net revenue	$995	$(17)	$2
				Cost of revenue	(156)	(74)	(164)
				Other operating expenses	(3)	—	3
				Interest and other, net	(4)	—	—

Continuing Operations	610	226	(279)	Continuing Operations	832	(91)	(159)
Discontinued Operations	481	111	36	Discontinued Operations	480	(60)	53

Total	$1,091	$337	$(243)	Total	$1,312	$(151)	$(106)

Net investment hedges:
Foreign currency contracts				Interest and other, net
Continuing Operations	$—	$—	$—	Continuing Operations	$—	$—	$—
Discontinued Operations	228	57	38	Discontinued Operations	—	—	—

Total	$228	$57	$38	Total	$—	$—	$—

Schedule of pre-tax effect of derivative instruments not designated as hedging instruments on the Consolidated Statements of Earnings

	Gain (Loss) Recognized in Income on Derivatives
	Location	2015	2014	2013
		In millions
Foreign currency contracts	Interest and other, net	$293	$(63)	$213
Other derivatives	Interest and other, net	(1)	—	8

Total		$292	$(63)	$221